SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 - SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure in the financial statements through April 30, 2024, the date these financial statements were available to be issued.

(a) Senior Secured Note In January 2024, The Company and the lender agreed to the 16th modification of the Note. In exchange for receipt of $15,000 of accrued interest and 4,571,429 additional warrants for the modification, the maturity date was extended to April 2, 2024. This modification allows for a further extension to May 2, 2024, at the option of the Company in exchange for payment of $10,000 of accrued interest and an additional 1,142,857 warrants. On March 25, 2024, the Company exercised the option to extend this note to May 2, 2024.

(b) Related party short term notes payable In January 2024, the lender agreed to an extension of the maturity dates of these notes to May 15, 2024.

(c ) Note payable In January 2024, the note was extended to May 31, 2024, upon the payment of a $6,000 late fee by February 1, 2024, and $6,250 for accrued interest and a $250 late fee by February 29, 2024.

(d) Deficiency in Stockholders Equity In the first quarter, 2024, the Company issued 252,750 shares of Series B preferred stock in exchange for $227,750 in cash and $25,000 subscription receivable. In the first quarter 2024, the Company received the $115,625 of subscriptions receivable.

(e) Intangible Assets National Institute of Health (NIH) Patent License #2. In January 2024, the Company negotiated a 14-month extension of the right to extend the license to the remaining life of the licensed patent in exchange for a license extension fee in the amount of $5,000.

(f) Accounts payable In March 2024, the Company entered into a payment plan to pay $48,318 per month for 24 months to satisfy an outstanding amount of $1,159,637 to one vendor.